AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 29, 2000

                      REGISTRATION NO. 333-76863; 811-09253

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                         PRE-EFFECTIVE AMENDMENT NO. / /

                       POST-EFFECTIVE AMENDMENT NO. 2 /X/

                                       AND

                             WELLS FARGO FUNDS TRUST

               (Exact Name of Registrant as specified in Charter)

                                111 CENTER STREET
                           LITTLE ROCK, ARKANSAS 72201
          (Address of Principal Executive Offices, including Zip Code)
                            ------------------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 643-9691
                              RICHARD H. BLANK, JR.
                                C/O STEPHENS INC.
                                111 CENTER STREET
                           LITTLE ROCK, ARKANSAS 72201
                     (Name and Address of Agent for Service)
                            ------------------------

                                 WITH A COPY TO:

                             ROBERT M. KURUCZA, ESQ.
                             MARCO E. ADELFIO, ESQ.
                             MORRISON & FOERSTER LLP
                          2000 PENNSYLVANIA AVE., N.W.
                             WASHINGTON, D.C. 20006

                                       AND

                            KATHLEEN K. CLARKE, ESQ.
                               SEWARD & KISSEL LLP
                                1200 G STREET, NW
                              WASHINGTON, DC 20005

                                Explanatory Note


     This Post-Effective Amendment No. 2 to the N-14 Registration Statement of Wells Fargo Funds Trust incorporates Parts A and B of the Registration Statement in their entirety by reference to the Trust's filing pursuant to Rule 485(b) on June 3, 1999. This Amendment is being filed to add certain exhibits to Part C of the Registration Statement, and to make certain other non-material changes.

                                     PART C

ITEM 15. INDEMNIFICATION.

Incorporated  by  reference  to Item 25 of  Post-Effective  Amendment  No.  1 to
Registrant's   Registration   Statement  on  Form  N-1A  (File  Nos.  333-74295;
811-09253, filed May 28, 1999 (accession number 898430-99-002291)).
 ITEM 16. EXHIBITS.

(1) Incorporated by reference to Item 23, Exhibit 1 of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09333, filed May 28, 1999 (accession number 898430-99-002291)).

(2) Incorporated by reference to Item 23, Exhibit 2 of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09333, filed May 28, 1999 (accession number 898430-99-002291)).

(3) Not applicable.

(4) Agreements and Plans of Reorganization, incorporated by reference to, and filed as Exhibit B to Part A to, Registrant's Registration Statement on Form N-14 File Nos. 333-74295; 811-09253, filed April 22, 1999.

(5) Not Applicable.

(6) Incorporated by reference to Item 23, Exhibits 4(a), (b)(i), and (b)(ii) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09333, filed May 28, 1999 (accession number 898430-99-002291)).

(7) Incorporated by reference to Item 23, Exhibit 5(a) and (b) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09333, filed May 28, 1999 (accession number 898430-99-002291)).

(8) Not applicable.

(9) Incorporated by reference to Item 23, Exhibit 7 of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09333, filed May 28, 1999 (accession number 898430-99-002291)).

(10) Incorporated by reference to Item 23, Exhibit 13 of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09333, filed May 28, 1999 (accession number 898430-99-002291)).

(11) Incorporated by reference to Item 23, Exhibit 9 of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09333, filed May 28, 1999 (accession number 898430-99-002291)).

(12) (a) Opinion of KPMG LLP as to the tax consequences of the Stagecoach Funds, Inc. reorganization, filed herewith.
       (b) Opinion of KPMG LLP as to the tax consequences of the Norwest Advantage Funds reorganization, filed herewith.

(13) Incorporated by reference to Item 23, Exhibit 8(a), (b), (c) and (d) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09333, filed May 28, 1999 (accession number 898430-99-002291)).

(14) Not applicable.

(15) Not applicable.

(16) Powers of Attorney, incorporated by reference to Post-Effective Amendment No. 1, filed June 3, 1999.

(17) Not applicable.

ITEM 17. UNDERTAKINGS.

(1) Not applicable.

(2) Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock and State of Arkansas on the 29th day of February, 2000.


This firm represented the Trust in connection with the preparation of this Post-Effective Amendment. In accordance with the provisions of paragraph (b) of Rule 485, we are not aware of any disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485.

                               WELLS FARGO FUNDS TRUST

                                By:  /s/ Richard H. Blank, Jr.
                                     -----------------------------------------
                                     Richard H. Blank, Jr.
                                     Assistant Secretary

 Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons on the 29th day of February, 2000.


                                  SIGNATURES                    TITLE
  --------------------------  --------------------------
1)                              Principal
                                Executive Officer

                                *                         Chairman and President
                                --------------------------
                                W. Rodney Hughes

2)                              Principal Financial
                                and Accounting Officer

                                *                        Secretary and Treasurer
                                --------------------------
                                Robert C. Brown

3)                              A Majority of the Trustees*

                                Robert C. Brown               Trustee
                                Donald H. Burkhardt           Trustee
                                Jack S. Euphrat               Trustee
                                Thomas S. Goho                Trustee
                                Peter G. Gordon               Trustee
                                W. Rodney Hughes              Trustee
                                Richard M. Leach              Trustee
                                J. Tucker Morse               Trustee
                                Timothy J. Penny              Trustee
                                Donald C. Willeke             Trustee

*By:  /s/ Richard H. Blank, Jr.
     -----------------------------------------
     Richard H. Blank, Jr.
     (Attorney-in-fact)

                                   SIGNATURES
As required by the Investment Company Act of 1940, this Registration Statement of Wells Fargo Funds Trust has been signed on its behalf by Wells Fargo Core Trust (Delaware) in the City of Little Rock and State of Arkansas on the 29th day of February, 2000.

                                WELLS FARGO CORE TRUST

                                By:  /s/ Richard H. Blank, Jr.
                                     -----------------------------------------
                                     Richard H. Blank, Jr.
                                     Assistant Secretary

    This Registration Statement has been signed by the following persons on the 29th day of February, 2000.

                                        SIGNATURES          TITLE
                          --------------------------  --------------------------
1)                              Principal
                                Executive Officer

                                *                         Chairman and President
                                --------------------------
                                W. Rodney Hughes

2)                              Principal Financial
                                and Accounting Officer

                                *                        Secretary and Treasurer
                                --------------------------
                                Robert C. Brown

3)                              A Majority of the Trustees*

                                Robert C. Brown               Trustee
                                Donald H. Burkhardt           Trustee
                                Jack S. Euphrat               Trustee
                                Thomas S. Goho                Trustee
                                Peter G. Gordon               Trustee
                                W. Rodney Hughes              Trustee
                                Richard M. Leach              Trustee
                                J. Tucker Morse               Trustee
                                Timothy J. Penny              Trustee
                                Donald C. Willeke             Trustee

*By:  /s/ Richard H. Blank, Jr.
     --------------------------------------------
     Richard H. Blank, Jr.
     (Attorney-in-fact)

                                  Exhibit Index


Exhibit No.                         Exhibit

EX-99.b(12)(a)             Opinion of KPMG LLP regarding Stagecoach Funds, Inc.
EX-99.B(12)(b)             Opinion of KPMG LLP regarding Norwest Advantage Funds

                                                             Exhibit 99.B(12)(a)


                              [KPMG LLP LETTERHEAD]




November 5, 1999

Stagecoach Funds, Inc.
111 Center Street
Little Rock, Arkansas  72201

Wells Fargo Funds Trust
111 Center Street
Little Rock, Arkansas  72201

Ladies & Gentlemen:

You have requested the opinion of KPMG LLP ("KPMG") as to certain U.S. federal income tax consequences in connection with the Agreement and Plan of Reorganization, dated as of March 26, 1999 (the "Plan"), by and between Stagecoach Funds, Inc. ("Stagecoach") for itself and on behalf of its series listed in Exhibit A (each a "Target Fund"), and Wells Fargo Funds Trust ("Wells Trust") for itself and on behalf of its series listed in Exhibit A (each an "Acquiring Fund") pursuant to which: i) Target Fund will transfer all of its assets to the Acquiring Fund solely in exchange for voting shares of the Acquiring Fund; ii) the Acquiring Fund will assume all liabilities of the Target Fund; iii) Target Fund will distribute to its shareholders all of the voting shares received from the Acquiring Fund; and iv) Target Fund will be liquidated (hereinafter referred to as the "Transaction"). Except as otherwise provided, all terms not defined herein shall have the meanings ascribed to them (or defined by reference) in the Plan.

In connection with the rendering of this opinion KPMG has reviewed the Registration Statement of Wells Trust on Form N-14 relating to the Transaction (the "Registration Statement") and the Plan. In addition, KPMG has reviewed and relied upon the representations made by the Target Fund and Acquiring Fund in their respective Representation Letters dated November 5, 1999 (collectively, the Representations").

FACTS AND ASSUMPTIONS

Target Fund is a series of an existing Maryland corporation organized on October 28, 1993. Acquiring Fund is a series of a Delaware business trust organized on March 10, 1999. Both the Target Fund and the Acquiring Fund are a regulated investment company ("RIC") within the meaning of Section 851/1 for the current year and all prior years.
-----------------------------------
1 All references to "Section" are to the Internal Revenue Code of 1986, as amended.

Stagecoach Funds, Inc.
Wells Fargo Funds Trust
November 5, 1999



For what has been represented by management of Stagecoach and Wells Trust to be valid business reasons, the following transaction is proposed:

1. Target Fund will transfer all of its assets to the Acquiring Fund solely in exchange for voting shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of Target Fund; and

2. Target Fund will liquidate and distribute the voting shares of the Acquiring Fund received in the exchange to its shareholders in exchange for their shares in Target Fund.

REPRESENTATIONS

The  following   representations   have  been  made  in  connection   with  each
Transaction:

(a) Each shareholder of the Target Fund who exchanges voting shares of the Target Fund pursuant to the Transaction will receive solely voting shares of the Acquiring Fund in exchange therefor.

(b) At the time of the Transaction, the Acquiring Fund either has no current plan or intent to sell more than two-thirds of the historical assets of the Target Fund or in any case where it is the current plan or intention for the Acquiring Fund to sell more than two-thirds of Target Fund historical assets, the proceeds of such sales will be reinvested in assets of a same or similar quality or in a fashion consistent with the investment objective of the Target Fund.

(c) The fair market value of the voting shares of the Acquiring Fund received by each shareholder of the Target Fund will be equal to the fair market value of the voting shares of the Target Fund exchanged therefor.

(d) The Acquiring Fund will acquire at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by the Target Fund immediately prior to the Transaction. For purposes of this representation, amounts used by the Target Fund to pay its Transaction expenses; amounts, if any, paid by the Target Fund for redemptions (other than redemptions made pursuant to Section 22(e) of the Investment Company Act of 1940 upon a demand of a shareholder); and distributions (except for distributions made in the ordinary course of business by the Target Fund in its capacity as a regulated investment company) immediately preceding the Transaction will be included as assets of the Target Fund held immediately prior to the Transaction.

(e) The Acquiring Fund will assume all of the Target Fund's liabilities and such liabilities were or will have been incurred by the Target Fund in the ordinary course of business. No other person related to the Acquiring Fund will assume any Target Fund liability in the Transaction.

(f) The adjusted basis and fair market value of the Target Fund's assets transferred to the Acquiring Fund will equal or exceed the sum of the liabilities assumed by the Acquiring Fund in the Transaction.


(g) The Acquiring Fund will not pay the reorganization expenses of any other person, including any Target Fund shareholder; however, Wells Fargo Bank N.A. will pay the reorganization expenses incurred by both the Acquiring Fund and the Target Fund. In all cases where Wells Fargo Bank N.A. pays the Target Fund's reorganization expenses, Wells Fargo Bank N.A. will pay the Target Fund expenses directly, and in no case will Wells Fargo Bank N.A. transfer any property to the Target Fund for purposes of the Target Fund paying any liability, including its reorganization expenses. For purposes of this representation, the term reorganization expenses means those expenses that are solely and directly related to the Transaction (i.e., legal and accounting expenses, appraisal fees, administrative costs of the Target Fund directly related to the Transaction such as those incurred for printing, clerical work, telephone and telegraph, security underwriting and registration fees and expenses, transfer taxes, and transfer agent fees and expenses).

(h) There is no intercorporate indebtedness existing between the Acquiring Fund and the Target Fund that was issued, acquired, or will be settled at a discount.

(i) Both the Target Fund and the Acquiring Fund are a RIC within the meaning of Section 851.

(j) Neither the Target Fund, nor the Acquiring Fund is under the jurisdiction of a court in a title 11 or similar case within the meaning of Section 368(a)(3)(A).

(k) Target Fund has no options, warrants or rights outstanding with respect to its shares and Target Fund has not redeemed any options, warrants or rights with respect to its shares pursuant to the Transaction.


SCOPE OF OPINION

The opinions expressed herein are rendered only with respect to the specific matters discussed herein. We express no opinion with respect to any other federal or state income tax or legal aspect of the Transaction and no inference should be drawn with respect to any matter not expressly opined upon.

Our opinions are based upon the Facts and Assumptions and Representations set forth above. If any of the above-stated facts, assumptions or Representations are not entirely complete or accurate, it is imperative that we be informed immediately, as the inaccuracy or incompleteness could have a material effect on our conclusions. In rendering our opinions, we are relying upon the relevant provisions of the Internal Revenue Code of 1986, as amended, the regulations thereunder, and judicial and administrative interpretations thereof, all as of the date of this letter. However, all the foregoing authorities are subject to change or modification by subsequent legislative, regulatory, administrative, or judicial decisions that can be retroactive in effect and, therefore, could also affect our opinions. We assume no responsibility to update our opinions for any such change or modification. The opinions contained herein are not binding upon the Internal Revenue Service, any other tax authority or any court, and no assurance can be given that a position contrary to that expressed herein will not be asserted by a tax authority and ultimately sustained by a court.

To the best of our knowledge (including such due diligence as we have performed), our opinions are not based on unreasonable factual or legal assumptions (including assumptions as to future events) and we have not unreasonably relied on the Representations, statements, findings, or agreements of any person.

In connection with the rendering of these opinions we have reviewed the Registration Statement, and the Plan. We have not made any independent investigation of these representations or the facts and circumstances involved in the Transaction discussed herein. We have not examined any agreement to determine whether it complies with applicable federal, state, or local law. We have assumed that all actions required to effect the Transaction are effectuated in accordance with applicable federal, state, and local law and the terms of any relevant agreements.

The opinions expressed herein are for the exclusive benefit of the Target Fund, the Acquiring Fund, and their respective shareholders and may not be relied upon for any other purpose, or used, circulated, quoted or relied upon by any other person or entity without our prior written consent.

OPINION

Based upon the FACTS AND ASSUMPTIONS and REPRESENTATIONS as set forth above, and subject to the conditions and limitations included in the portion of this letter entitled SCOPE OF OPINION, it is the opinion of KPMG that the following federal income tax consequences will result from the Transaction:

(1)  The Transaction  will constitute a  "reorganization"  within the meaning of
     Section 368(a). The Acquiring Fund and the Target Fund each will be a "party to a reorganization." Section 368(b).

(2) Target Fund's shareholders will recognize no gain or loss solely on their receipt of voting shares of the Acquiring Fund in exchange for their voting shares of the Target Fund pursuant to the Transaction. Section 354(a)(1).

(3) Target Fund will not recognize gain or loss on the transfer of all of its assets to the Acquiring Fund solely in exchange for voting shares of the Acquiring Fund and the assumption by the Acquiring Fund of Target Fund liabilities pursuant to the Transaction. Sections 357(a) and 361(a).

(4)  Target Fund will not recognize gain or loss on its  distribution  of voting
     shares  of  the  Acquiring  Fund  to  its  shareholders   pursuant  to  the
     liquidation of the Target Fund. Section 361(c).


(5) Acquiring Fund will not recognize gain or loss on its acquisition of all of the assets of the Target Fund solely in exchange for voting shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Target Fund's liabilities. Section 1032(a).

(6) The basis of each of the voting shares of the Acquiring Fund received by the Target Fund's shareholders pursuant to the Transaction will equal the basis of the voting shares of the Target Fund surrendered in exchange therefor. Section 358(a)(1).

(7) The holding period of the voting shares of the Acquiring Fund received by the Target Fund's shareholders pursuant to the Transaction will include the period that the shareholders held the voting shares of the Target Fund exchanged therefor, provided that the shareholder held such shares as a capital asset on the date of the Transaction. Section 1223(1).

(8) The Acquiring Fund's basis in the assets of the Target Fund received pursuant to the Transaction will equal the Target Fund's basis in the assets immediately before the Transaction. Section 362(b).

(9) The Acquiring Fund's holding period in the Target Fund assets received pursuant to the Transaction will include the period during which the Target Fund held the assets. Section 1223(2).

(10) The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c), including the earnings and profits, or deficit in earnings and profits, of the Target Fund as of the date of the Transaction. The Acquiring Fund will take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 and applicable regulations thereunder.

Very truly yours,

/s/  KPMG LLP

KPMG LLP

By:  Todd A. Watchmaker, Partner


                             Exhibit A

-------------------------------------------------------------- -----------------------------------------------------------
                    Corresponding Targets                                           Acquiring Funds
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
                    Asset Allocation Fund                                        Asset Allocation Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
                        Balanced Fund                                            Asset Allocation Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
               Diversified Equity Income Fund                                      Income Equity Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
                Government Money Market Fund                                  Government Money Market Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
                         Growth Fund                                                  Growth Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
                      Money Market Fund                                            Money Market Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
                   National Tax-Free Fund                                         Tax-Free Income Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
       Short-Intermediate U.S. Government Income Fund                Short-Intermediate U.S. Government Income Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
                       Small Cap Fund                                                Small Cap Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
                    Strategic Growth Fund                                            Small Cap Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
               U.S. Government Allocation Fund                            Intermediate Government Income Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
                 U.S. Government Income Fund                              Intermediate Government Income Fund
-------------------------------------------------------------- -----------------------------------------------------------

                                                             Exhibit 99.B(12)(b)


                             [KPMG LLP LETTERHEAD]

November 5, 1999


Norwest Advantage Funds
Two Portland Square
Portland, Maine 04101

Wells Fargo Funds Trust
111 Center Street
Little Rock, Arkansas 72201

Ladies & Gentlemen:

You have requested the opinion of KPMG LLP ("KPMG") as to certain U.S. federal income tax consequences in connection with the Agreement and Plan of Reorganization, dated as of March 26, 1999 (the "Plan"), by and between Norwest Advantage Funds ("Norwest Trust") for itself and on behalf of its series listed in Exhibit A (each a "Target Fund"), and Wells Fargo Funds Trust ("Wells Trust") for itself and on behalf of its series listed in Exhibit A (each an "Acquiring Fund") pursuant to which: i) Target Fund will transfer all of its assets to the Acquiring Fund solely in exchange for voting shares of the Acquiring Fund; ii) the Acquiring Fund will assume all liabilities of the Target Fund; iii) Target Fund will distribute to its shareholders all of the voting shares received from the Acquiring Fund; and iv) Target Fund will be liquidated (hereinafter referred to as the "Transaction"). Except as otherwise provided, all terms not defined herein shall have the meanings ascribed to them (or defined by reference) in the Plan.

In connection with the rendering of this opinion KPMG has reviewed the Registration Statement of Wells Trust on Form N-14 relating to the Transaction (the "Registration Statement") and the Plan. In addition, KPMG has reviewed and relied upon the representations made by the Target Fund and Acquiring Fund in their respective Representation Letters dated November 5, 1999 (collectively, the "Representations").

FACTS AND ASSUMPTIONS

Target Fund is a series of an existing Delaware business trust organized on December 7, 1993. Acquiring Fund is a series of a Delaware business trust organized on March 10, 1999. Both the Target Fund and the Acquiring Fund are a regulated investment company ("RIC") within the meaning of Section 851/1 for the current year and all prior years.
--------------------------------------
1 All references to "Section" are to the Internal Revenue Code of 1986, as amended.

Norwest Advantage Funds
Wells Fargo Funds Trust
November 5, 1999


For what has been represented by management of Norwest Trust and Wells Trust to be valid business reasons, the following transaction is proposed:

1. Target Fund will transfer all of its assets to the Acquiring Fund solely in exchange for voting shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of Target Fund; and

2. Target Fund will liquidate and distribute the voting shares of the Acquiring Fund received in the exchange to its shareholders in exchange for their shares in Target Fund.

REPRESENTATIONS

The  following   representations   have  been  made  in  connection   with  each
Transaction:

(a) Each shareholder of the Target Fund who exchanges voting shares of the Target Fund pursuant to the Transaction will receive solely voting shares of the Acquiring Fund in exchange therefor.

(b) At the time of the Transaction, the Acquiring Fund either has no current plan or intent to sell more than two-thirds of the historical assets of the Target Fund or in any case where it is the current plan or intention for the Acquiring Fund to sell more than two-thirds of Target Fund historical assets, the proceeds of such sales will be reinvested in assets of a same or similar quality or in a fashion consistent with the investment objective of the Target Fund.

(c) The fair market value of the voting shares of the Acquiring Fund received by each shareholder of the Target Fund will be equal to the fair market value of the voting shares of the Target Fund exchanged therefor.

(d) The Acquiring Fund will acquire at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by the Target Fund immediately prior to the Transaction. For purposes of this representation, amounts used by the Target Fund to pay its Transaction expenses; amounts, if any, paid by the Target Fund for redemptions (other than redemptions made pursuant to Section 22(e) of the Investment Company Act of 1940 upon a demand of a shareholder); and distributions (except for distributions made in the ordinary course of business by the Target Fund in its capacity as a regulated investment company) immediately preceding the Transaction will be included as assets of the Target Fund held immediately prior to the Transaction.

(e) The Acquiring Fund will assume all of the Target Fund's liabilities and such liabilities were or will have been incurred by the Target Fund in the ordinary course of business. No other person related to the Acquiring Fund will assume any Target Fund liability in the Transaction.

(f) The adjusted basis and fair market value of the Target Fund's assets transferred to the Acquiring Fund will equal or exceed the sum of the liabilities assumed by the Acquiring Fund in the Transaction.


(g) The Acquiring Fund will not pay the reorganization expenses of any other person, including any Target Fund shareholder; however, Wells Fargo Bank N.A. will pay the reorganization expenses incurred by both the Acquiring Fund and the Target Fund. In all cases where Wells Fargo Bank N.A. pays the Target Fund's reorganization expenses, Wells Fargo Bank N.A. will pay the Target Fund expenses directly, and in no case will Wells Fargo Bank N.A. transfer any property to the Target Fund for purposes of the Target Fund paying any liability, including its reorganization expenses. For purposes of this representation, the term reorganization expenses means those expenses that are solely and directly related to the Transaction (i.e., legal and accounting expenses, appraisal fees, administrative costs of the Target Fund directly related to the Transaction such as those incurred for printing, clerical work, telephone and telegraph, security underwriting and registration fees and expenses, transfer taxes, and transfer agent fees and expenses).

(h) There is no intercorporate indebtedness existing between the Acquiring Fund and the Target Fund that was issued, acquired, or will be settled at a discount.

(i)  Both the Target Fund and the Acquiring Fund are a RIC within the meaning of
     Section 851.

(j) Neither the Target Fund nor the Acquiring Fund is under the jurisdiction of a court in a title 11 or similar case within the meaning of Section 368(a)(3)(A).

(k) Target Fund has no options, warrants or rights outstanding with respect to its shares and Target Fund has not redeemed any options, warrants or rights with respect to its shares pursuant to the Transaction.

SCOPE OF OPINION

The opinions expressed herein are rendered only with respect to the specific matters discussed herein. We express no opinion with respect to any other federal or state income tax or legal aspect of the Transaction and no inference should be drawn with respect to any matter not expressly opined upon.

Our opinions are based upon the Facts and Assumptions and Representations set forth above. If any of the above-stated facts, assumptions or Representations are not entirely complete or accurate, it is imperative that we be informed immediately, as the inaccuracy or incompleteness could have a material effect on our conclusions. In rendering our opinions, we are relying upon the relevant provisions of the Internal Revenue Code of 1986, as amended, the regulations thereunder, and judicial and administrative interpretations thereof, all as of the date of this letter. However, all the foregoing authorities are subject to change or modification by subsequent legislative, regulatory, administrative, or judicial decisions that can be retroactive in effect and, therefore, could also affect our opinions. We assume no responsibility to update our opinions for any such change or modification. The opinions contained herein are not binding upon the Internal Revenue Service, any other tax authority or any court, and no assurance can be given that a position contrary to that expressed herein will not be asserted by a tax authority and ultimately sustained by a court.

To the best of our knowledge (including such due diligence as we have performed), our opinions are not based on unreasonable factual or legal assumptions (including assumptions as to future events) and we have not unreasonably relied on the Representations, statements, findings, or agreements of any person.

In connection with the rendering of these opinions we have reviewed the Registration Statement including the Plan. We have not made any independent investigation of these representations or the facts and circumstances involved in the Transaction discussed herein. We have not examined any agreement to determine whether it complies with applicable federal, state, or local law. We have assumed that all actions required to effect the Transaction are effectuated in accordance with applicable federal, state, and local law and the terms of any relevant agreements.

The opinions expressed herein are for the exclusive benefit of the Target Fund, the Acquiring Fund, and their respective shareholders and may not be relied upon for any other purpose, or used, circulated, quoted or relied upon by any other person or entity without our prior written consent.

OPINION

Based upon the FACTS AND ASSUMPTIONS and REPRESENTATIONS as set forth above, and subject to the conditions and limitations included in the portion of this letter entitled SCOPE OF OPINION, it is the opinion of KPMG that the following federal income tax consequences will result from the Transaction:

(1) The Transaction  will constitute a  "reorganization"  within the meaning of
     Section 368(a). The Acquiring Fund and the Target Fund each will be a "party to a reorganization." Section 368(b).

(2) Target Fund's shareholders will recognize no gain or loss solely on their receipt of voting shares of the Acquiring Fund in exchange for their voting shares of the Target Fund pursuant to the Transaction. Section 354(a)(1).

(3) Target Fund will not recognize gain or loss on the transfer of all of its assets to the Acquiring Fund solely in exchange for voting shares of the Acquiring Fund and the assumption by the Acquiring Fund of Target Fund liabilities pursuant to the Transaction. Sections 357(a) and 361(a).

(4) Target Fund will not recognize gain or loss on its  distribution  of voting
     shares  of  the  Acquiring  Fund  to  its  shareholders   pursuant  to  the
     liquidation of the Target Fund. Section 361(c).

(5) Acquiring Fund will not recognize gain or loss on its acquisition of all of the assets of the Target Fund solely in exchange for voting shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Target Fund's liabilities. Section 1032(a).

(6) The basis of each of the voting shares of the Acquiring Fund received by the Target Fund's shareholders pursuant to the Transaction will equal the basis of the voting shares of the Target Fund surrendered in exchange therefor. Section 358(a)(1).

(7) The holding period of the voting shares of the Acquiring Fund received by the Target Fund's shareholders pursuant to the Transaction will include the period that the shareholders held the voting shares of the Target Fund exchanged therefor, provided that the shareholder held such shares as a capital asset on the date of the Transaction. Section 1223(1).

(8) The Acquiring Fund's basis in the assets of the Target Fund received pursuant to the Transaction will equal the Target Fund's basis in the assets immediately before the Transaction. Section 362(b).

(9) The Acquiring Fund's holding period in the Target Fund assets received pursuant to the Transaction will include the period during which the Target Fund held the assets. Section 1223(2).

(10) The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c), including the earnings and profits, or deficit in earnings and profits, of the Target Fund as of the date of the Transaction. The Acquiring Fund will take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 and applicable regulations thereunder.

Very truly yours,

/s/ KPMG LLP

KPMG LLP

By:  Todd A. Watchmaker, Partner



                                    Exhibit A

-------------------------------------------------------------- -----------------------------------------------------------
                       Acquiring Funds                                           Corresponding Targets
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
                         Growth Fund                                             Valugrowth Stock Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
                       Small Cap Fund                                           Small Company Stock Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
                     Income Equity Fund                                            Income Equity Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
             Limited-Term Government Income Fund                          Limited-Term Government Income Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
             Intermediate Government Income Fund                          Intermediate Government Income Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
                         Income Fund                                                  Income Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
                         Income Fund                                       Performa Strategic Value Bond Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
                         Income Fund                                             Total Return Bond Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
                    Tax-Free Income Fund                                          Tax-Free Income Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
               Treasury Plus Money Market Fund                                     Treasury Plus Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
                Government Money Market Fund                                      U.S. Government Fund
-------------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- -----------------------------------------------------------
              Cash Investment Money Market Fund                                   Cash Investment Fund
-------------------------------------------------------------- -----------------------------------------------------------
